Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The following tables present the composition of our long-term debt portfolio.

December 31, ($ in millions)	Amount	Interest rate	Weighted average interest rate (a)	Due date range
2012
Senior debt
Fixed rate (b)	$28,336
Variable rate	2,345
Total senior debt (c)	30,681	0.38 - 10.29%	6.69%	2013 - 2049
Subordinated debt
Fixed rate	251
Variable rate (d)	13,451
Total subordinated debt (e)	13,702	0.65 - 8.00%	0.92%	2013 - 2018
VIE secured debt
Fixed rate	19,077
Variable rate	7,384
Total VIE secured debt	26,461	0.25 - 8.30%	1.36%	2013 - 2017
Trust preferred securities
Fixed rate	2,623	8.13%	8.13%	2040
Fair value adjustment (f)	1,094
Total long-term debt (g)	$74,561
2011
Senior debt
Fixed rate (b)	$39,657
Variable rate	3,393
Total senior debt (c)	43,050	0.00 - 16.68%	6.15%	2012 - 2049
Subordinated debt
Fixed rate	4,675
Variable rate (d)	8,246
Total subordinated debt (e)	12,921	0.76 - 17.05%	4.62%	2012 - 2031
VIE secured debt
Fixed rate	16,538
Variable rate	16,605
Total VIE secured debt	33,143	0.32 - 8.30%	1.96%	2012 - 2040
Trust preferred securities
Fixed rate	2,622	8.13%	8.13%	2040
Fair value adjustment (f)	1,149
Total long-term debt (g)	$92,885

(a)	Based on the debt outstanding and the interest rate at December 31 of each year.

(b)	Includes $0.0 billion at December 31, 2012 and $7.4 billion at December 31, 2011, guaranteed by the Federal Deposit Insurance Corporation (FDIC) under the Temporary Liquidity Guarantee Program.

(c)	Includes secured long-term debt of $0.0 billion at December 31, 2012 and $4.0 billion at December 31, 2011.

(d)	Includes $13.5 billion and $8.2 billion of debt outstanding from the Automotive secured revolving credit facilities at December 31, 2012 and 2011, respectively.

(e)	Includes secured long-term debt of $13.5 billion and $12.7 billion at December 31, 2012 and 2011, respectively.

(f)	Amount represents the hedge accounting adjustment of fixed-rate debt.

(g)	Includes fair value option-elected secured long-term debt of $0 million and $830 million at December 31, 2012 and 2011, respectively. Refer to Note 25 for additional information.

Long-term Debt Portfolio [Table Text Block]

	2012			2011
December 31, ($ in millions)	Unsecured	Secured	Total	Unsecured	Secured	Total
Long-term debt
Due within one year	$1,070	$11,503	$12,573	$11,664	$14,521	$26,185
Due after one year	31,486	29,408	60,894	30,272	35,279	65,551
Fair value adjustment	1,094	—	1,094	1,149	—	1,149
Total long-term debt	$33,650	$40,911	$74,561	$43,085	$49,800	$92,885

Scheduled Remaining Maturity of Long-term Debt [Table Text Block]
The following table presents the scheduled remaining maturity of long-term debt, assuming no early redemptions will occur. The actual payment of secured debt may vary based on the payment activity of the related pledged assets.

Year ended December 31, ($ in millions)	2013	2014	2015	2016	2017	2018 and thereafter	Fair value adjustment	Total
Unsecured
Long-term debt	$1,331	$5,603	$5,115	$1,971	$3,671	$16,705	$1,094	$35,490
Original issue discount	(261)	(188)	(56)	(63)	(75)	(1,197)	—	(1,840)
Total unsecured	1,070	5,415	5,059	1,908	3,596	15,508	1,094	33,650
Secured
Long-term debt	11,503	13,596	8,567	3,123	3,032	1,090	—	40,911
Total long-term debt	$12,573	$19,011	$13,626	$5,031	$6,628	$16,598	$1,094	$74,561

Pledged assets for the payment of the related secured borrowings and repurchase agreements [Table Text Block]
The following summarizes assets restricted as collateral for the payment of the related debt obligation primarily arising from securitization transactions accounted for as secured borrowings and repurchase agreements.

	2012		2011
December 31, ($ in millions)	Total	Ally Bank (a)	Total	Ally Bank (a)
Trading assets	$—	$—	$27	$—
Investment securities	1,911	1,911	780	780
Loans held-for-sale	—	—	805	—
Mortgage assets held-for-investment and lending receivables	9,866	9,866	12,197	11,188
Consumer automobile finance receivables	29,557	14,833	33,888	17,320
Commercial automobile finance receivables	19,606	19,606	20,355	14,881
Investment in operating leases, net	6,058	1,691	4,555	431
Mortgage servicing rights	—	—	1,920	1,286
Other assets	999	272	3,973	1,816
Total assets restricted as collateral (b)	$67,997	$48,179	$78,500	$47,702
Secured debt (c)	$45,111	$29,162	$52,965	$25,533

(a)	Ally Bank is a component of the total column.

(b)
Ally Bank has an advance agreement with the Federal Home Loan Bank of Pittsburgh (FHLB) and had assets pledged to secure borrowings that were restricted as collateral to the FHLB totaling $12.6 billion and $10.9 billion at December 31, 2012, and 2011, respectively. These assets were composed primarily of consumer and commercial mortgage finance receivables and loans, net. Ally Bank has access to the Federal Reserve Bank Discount Window. Ally Bank had assets pledged and restricted as collateral to the Federal Reserve Bank totaling $1.9 billion and $4.3 billion at December 31, 2012, and 2011, respectively. These assets were composed of consumer mortgage finance receivables and loans, net; consumer automobile finance receivables and loans, net; and investment securities. Availability under these programs is only for the operations of Ally Bank and cannot be used to fund the operations or liabilities of Ally or its subsidiaries.

(c)	Includes $4.2 billion and $3.2 billion of short-term borrowings at December 31, 2012, and 2011, respectively.

Schedule Of Committed Funding Facilities [Table Text Block]

	Outstanding		Unused capacity (a)		Total capacity
December 31, ($ in billions)	2012	2011	2012	2011	2012	2011
Bank funding
Secured - U.S.	$3.8	$5.8	$4.7	$3.7	$8.5	$9.5
Nonbank funding
Unsecured
Automotive Finance — U.S.	—	—	—	0.5	—	0.5
Automotive Finance — International	0.1	0.3	—	—	0.1	0.3
Secured
Automotive Finance — U.S. (b) (c)	12.9	4.2	5.4	10.2	18.3	14.4
Automotive Finance — International (b)	9.6	10.1	2.4	3.0	12.0	13.1
Mortgage operations	—	0.7	—	0.5	—	1.2
Total nonbank funding	22.6	15.3	7.8	14.2	30.4	29.5
Shared capacity (d)
U.S.	1.0	1.5	3.0	2.5	4.0	4.0
International	0.1	0.1	—	—	0.1	0.1
Total committed facilities	$27.5	$22.7	$15.5	$20.4	$43.0	$43.1

(a)
Funding from committed secured facilities is available on request in the event excess collateral resides in certain facilities or is available to the extent incremental collateral is available and contributed to the facilities.

(b)
Total unused capacity includes $2.2 billion as of December 31, 2012, and $4.9 billion as of December 31, 2011, from certain committed funding arrangements that are generally reliant upon the origination of future automotive receivables and that are available in 2013.

(c)	Includes the secured facilities of our Commercial Finance Group.

(d)	Funding is generally available for assets originated by Ally Bank or the parent company, Ally Financial Inc.

Schedule Of Uncommitted Funding Facilities [Table Text Block]

	Outstanding		Unused capacity		Total capacity
December 31, ($ in billions)	2012	2011	2012	2011	2012	2011
Bank funding
Secured — U.S.
Federal Reserve funding programs	$—	$—	$1.8	$3.2	$1.8	$3.2
FHLB advances	4.8	5.4	0.4	—	5.2	5.4
Total bank funding	4.8	5.4	2.2	3.2	7.0	8.6
Nonbank funding
Unsecured
Automotive Finance — International	2.1	1.9	0.4	0.5	2.5	2.4
Secured
Automotive Finance — International	0.1	0.1	0.1	0.1	0.2	0.2
Mortgage operations	—	—	—	0.1	—	0.1
Total nonbank funding	2.2	2.0	0.5	0.7	2.7	2.7
Total uncommitted facilities	$7.0	$7.4	$2.7	$3.9	$9.7	$11.3